RELATED PARTIES - Narrative (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Disclosure of transactions between related parties [line items]
Loans provided	$ 0	$ 0	$ 0
Loans received	0	0	0
Apollo Group
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity			270,763	$ 413,000
Performance Industries, Inc
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 70,660	$ 0	$ 53,138